Critical Accounting Judgements and Key Sources of Estimation Uncertainty - Additional Information (Details)		12 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Research and development expense	[1]	$ 176,326,321		$ 128,828,888	$ 81,445,843
Percentage of cash amount equal to eligible research and development expenditures		43.50%	43.50%
Research and development tax incentive credit receivable		$ 10,398,039		5,926,350	6,299,286
Research and development tax incentive description		The R&D tax incentive is considered an income tax offset which will be offset against the Group’s tax obligation if and when the Group returns to a net tax payable position. In addition, whilst the Group is currently eligible to receive cash payments under the scheme since its consolidated revenue is currently below A$20 million, if and when the Group generates revenue in excess of A$20 million the R&D tax incentive will become non‑refundable and can only be offset against any future income tax payable by the Group.	The R&D tax incentive is considered an income tax offset which will be offset against the Group’s tax obligation if and when the Group returns to a net tax payable position. In addition, whilst the Group is currently eligible to receive cash payments under the scheme since its consolidated revenue is currently below A$20 million, if and when the Group generates revenue in excess of A$20 million the R&D tax incentive will become non‑refundable and can only be offset against any future income tax payable by the Group.
Revenue		$ 124,666		108,406	90,683
Development Funding Agreement
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Funding initial payment		50,000,000
Research and Development Tax Incentive Scheme | Top of Range
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Revenue			$ 20,000,000
Research and Development Tax Incentive Scheme | Bottom of Range | Non Refundable
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Revenue			$ 20,000,000
Development Cost Capitalized
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Research and development expense		$ 0		$ 0	$ 0

[1]	Figures have been presented as described in Note 3